Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ (3)	$ 3
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ (3)		$ 3